Provisions (Tables)	9 Months Ended
Sep. 30, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m	€m
Balance as of January 1, 2020	7.4	1.2	6.9	31.3	46.8
Additional provision in the period	6.5	—	0.1	9.8	16.4
Release of provision	—	—	(0.4)	(1.2)	(1.6)
Utilization of provision	(3.9)	(0.4)	—	(5.6)	(9.9)
Foreign exchange	—	—	—	(0.1)	(0.1)
Balance as of September 30, 2020	10.0	0.8	6.6	34.2	51.6

Analysis of total provisions:				September 30, 2020	December 31, 2019
Current				45.6	40.9
Non-current				6.0	5.9
Total				51.6	46.8